Long-Term Debt (Credit Facilities) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Consolidated Facility (Term B and Consolidated Revolver) [Member]	Dec. 31, 2013 Term B Facility [Member] USD ($)	Dec. 31, 2013 Consolidated Revolver [Member] USD ($)	Dec. 31, 2013 U.S. Revolver [Member] USD ($)	Dec. 31, 2013 Canadian Revolver [Member] CAD
Credit Facility Details [Line Items]
Initiation Date		Oct. 24, 2012	Oct. 24, 2012		Jul. 02, 2010
Maturity Date		Oct. 24, 2019	Oct. 24, 2017	Jul. 02, 2014	Jul. 02, 2014
Amended Maturity Date			Oct. 24, 2018
Use of Funds	Proceeds from the consolidated facility were used to refinance previously existing indebtedness and may be used for permitted acquisitions, as defined by the agreement, capital expenditures, working capital, letters of credit and for general corporate purposes.			Monies from the U.S. facility were available for permitted acquisitions, subject to certain restrictions, capital expenditures, refinancing existing indebtedness, working capital, letters of credit and for general corporate purposes.	Monies from the Canadian facility were available for general corporate purposes, including permitted acquisitions, subject to certain restrictions.
Description	Effective October 24, 2012, the Company entered into a Credit Agreement (the “consolidated facility”) and concurrently repaid all outstanding indebtedness under its pre-existing Canadian and U.S. revolving credit facilities and its series B, senior secured debenture. The borrower under the consolidated facility is Progressive Waste Solutions Ltd. and the facility is guaranteed by all subsidiaries of the Company, excluding certain subsidiaries as permitted by the consolidated facility.	The term B facility is subject to principal amortization of one percent per annum and payable quarterly commencing in March 2013. All amounts outstanding under the term B facility, plus accrued interest, are repayable in full at maturity. The term B facility is also subject to mandatory prepayment if certain conditions exist, which include net cash proceeds from the sale of assets, the issuance of additional indebtedness that does not constitute permitted indebtedness and a percentage of excess cash flow, all of which are subject to various conditions.	Amounts drawn under the consolidated revolver, plus accrued interest, are repayable in full at maturity.	On July 7, 2011, the Company entered into a second amendment to its Amended and Restated Senior Secured Revolving Credit Facility (the “U.S. facility”) on behalf of IESI Corporation (“IESI”), an indirect wholly owned subsidiary of the Company.	Effective July 2, 2010, the Company entered into a Sixth Amended and Restated Credit Facility Agreement in Canada (the “Canadian facility”) on behalf of BFI Canada Inc. (“BFI”), an indirect wholly owned subsidiary of the Company.
Maximum Borrowing Capacity			$ 1,850,000	$ 1,077,500	525,000
Accordion Feature			750,000	255,000	125,000
Total Commitment				1,250,000
Amendment Date	Nov. 26, 2013	Nov. 26, 2013	Nov. 26, 2013	Jul. 07, 2011	Jul. 15, 2011
Amended Total Commitment				1,377,500
Maximum Borrowing Capacity Increase				45,000
Amended Maximum Borrowing Capacity				1,122,500
Date Accordion Feature Exercised				Jul. 20, 2012	Jul. 19, 2012
New Maximum Borrowing Capacity with Accordion Exercise				1,253,600	595,000
New Accordion Feature				123,900	55,000
Currency					Canadian
Term B Facility, Funds Available		$ 500,000
Security	The Company is required to provide its consolidated facility lenders with a first priority perfected security interest in all present and future assets of it and its subsidiaries, including all present and future intercompany indebtedness and a pledge of all of the equity interests in each of the Company’s direct and indirect subsidiaries, subject to certain conditions. Excluded subsidiaries, real estate and certain other equipment are excluded from the first priority perfected security requirement unless requested by the lenders.			Security under the U.S. facility represented an interest over all assets of the U.S. operating companies and a pledge of the U.S. operating entities equity.	Security under the Canadian facility represented a first priority perfected security interest over all personal and real property of the Canadian operating companies and a pledge of the Canadian operating entities equity held by the Canadian parent.
Covenant Description	The consolidated facility permits a maximum consolidated total funded debt to four-quarter consolidated EBITDA ratio (“leverage ratio”) of four times, as defined therein. In the event the Company delivers to its lenders a corporate credit rating from Standard & Poor’s or Moody’s of at least BBB-/Baa3 (with a stable outlook or better), the Company may elect to have the security interests of the lenders terminated, provided the term B facility is repaid in full, at which time the maximum leverage ratio declines to three and one half times. The leverage ratio increases to four and one half times if the Company obtains unsecured indebtedness in an aggregate amount of not less than $250,000 and remains at this ratio for as long as the unsecured indebtedness remains outstanding. The consolidated facility also requires a minimum four quarter consolidated EBITDA to consolidated interest expense ratio (“interest coverage ratio”) of two and one half times, subject to certain conditions, and two and three quarter times if the Company elects to have the security interests of the lenders terminated.			Financial covenants under the U.S. facility permitted a maximum total funded debt to rolling four-quarter EBITDA ratio of 4.5 times and a maximum senior secured debt to rolling four-quarter EBITDA ratio of 3.5 times had the Company borrowed an amount no less than $150,000 and loaned these borrowings to IESI. Other covenants included a minimum rolling four-quarter EBITDA to interest expense ratio of 2.5 times and a capital expenditure maximum of 1.1 times actual deprecation and landfill depletion expense for any fiscal year. The U.S. facility required that IESI maintain interest rate hedges at fixed rates for at least 40% of the total funded debt, as defined therein. In addition, the U.S. facility precluded IESI from paying dividends if their funded debt to EBITDA ratio exceeded 3.9 times but increased to 4.4 times had IESI received monies from Company borrowings. The U.S. facility was also modified to allow IESI to be in compliance with the requirement to maintain interest rate hedges at fixed rates for at least 40% of total funded debt so long as its’ in place interest rate hedges were not more than $10,000 under than the hedging requirement at the 40% test and the test was performed quarterly.	Financial covenants included a maximum funded debt to EBITDA ratio, as defined and calculated in accordance with the terms of the Canadian facility, of 3.0 times. The funded debt to EBITDA ratio covenant expanded to a maximum of 3.25 times for a period of two quarters following the completion of an acquisition which exceeded C$75,000.
Extinguishment Date				Oct. 24, 2012	Oct. 24, 2012